Business Combinations - Summary of Preliminary Fair Value of The Identifiable Tangible and Intangible Assets and Liabilities (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 01, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Goodwill			$ 12,373	$ 10,262	$ 9,918	$ 9,655
MUFG Union Bank [Member]
Acquisition consideration
Cash	$ 5,500
Market value of shares of common stock	2,014
Total consideration transferred at acquisition close date	7,514
Discounted liability to Mitsubishi UFJ Financial Group, Inc. (a)	2,944	[1]	(2,900)
Total	10,458
Assets
Cash and due from banks	17,757
Investment securities	22,725
Loans held for sale	2,220
Loans	53,374
Less allowance for loan losses	(336)
Net loans	53,038
Premises and Equipment	646
Other intangible assets (excluding goodwill)	2,883
Other assets	4,719
Total assets	103,988
Liabilities
Deposits	86,108
Short-term borrowings	4,207
Long-term debt	2,584
Other liabilities	2,854
Total liabilities	95,753
Less: Net assets	8,235
Goodwill	$ 2,223		$ 2,200

[1]	Represents $3.5 billion of noninterest-bearing additional capital held by MUB upon close of the acquisition to be delivered to Mitsubishi UFJ Financial Group, Inc. on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, per authoritative accounting guidance.